Fair value measurements - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 01, 2015 USD ($)	Jul. 01, 2015 USD ($)	Apr. 28, 2014	Sep. 30, 2013	Jun. 30, 2013 USD ($)
Derivative
Number of interest rate derivatives held by the Company	9
Amount expected to be reclassified into earnings	$ (578)
Trading Symbol	SBLK
Impairment loss	$ 321,978	$ 0	$ 0
Impairment loss of assets held for use	102,578
Impairment loss of disposed assets	$ 219,400
Credit Agricole Corporate and Investment Bank $70,000 facility
Derivative
Number of interest rate derivatives held by the Company								2
Number of loan tranches	2
HSH Nordbank AG $35,000 facility
Derivative
Number of interest rate derivatives held by the Company						2
Percentage of debt hedged by interest rate swap agreement						50.00%
Maturity date	Sep. 28, 2018
Derivative asset, Notional amount	$ 15,385
Fixed rate, per annum						1.765%
Tranche A | Credit Agricole Corporate and Investment Bank $70,000 facility
Derivative
Maturity date	Aug. 09, 2018
Derivative asset, Notional amount	$ 24,898							$ 26,840
Fixed rate, per annum								1.705%
Tranche B | Credit Agricole Corporate and Investment Bank $70,000 facility
Derivative
Maturity date	Nov. 09, 2018
Derivative asset, Notional amount	$ 26,130							$ 28,628
Fixed rate, per annum								1.72%
Goldman Sachs
Derivative
Number of interest rate derivatives held by the Company							5
Maturity date	Apr. 01, 2018
Derivative asset, Notional amount	$ 451,426			$ 461,264	$ 186,307
Derivative lower fixed interest rate range							1.79%
Derivative higher fixed interest rate range							2.07%
Accumulated other comprehensive income / (loss) - Interest rate swaps	1,261
Quoted Prices in Active Markets for Identical Liabilities (Level 1)
Derivative
8.00% 2019 Notes fair value	$ 24,000
8.00% 2019 Notes
Derivative
Trading Symbol	SBLKL
Operating vessels sold and delivered
Derivative
Impairment loss of disposed assets	$ 17,815
Operating vessels sold but not yet delivered
Derivative
Impairment loss of disposed assets	$ 201,585